T. ROWE PRICE NEW ERA FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.3%
AGRICULTURE 3.2%
Fertilizers & Agricultural Chemicals 1.7%
Calyxt (1)	148,000	2,603
CF Industries Holdings	582,678	23,820
Incitec Pivot (AUD)	6,408,595	14,211
Yara International (NOK)	457,956	18,765
		59,399
Packaged Foods & Meats 1.5%
Cal-Maine Foods	219,498	9,796
Pilgrim's Pride (1)	525,000	11,702
Sanderson Farms	249,800	32,934
		54,432
Total Agriculture		113,831
CHEMICALS 17.1%
Commodity Chemicals 0.2%
Orion Engineered Carbons	390,133	7,408
		7,408
Diversified Chemicals 4.3%
Akzo Nobel (EUR)	343,592	30,523
BASF (EUR)	220,233	16,242
DowDuPont	1,000,945	53,360
PPG Industries	486,500	54,911
		155,036
Industrial Gases 5.2%
Air Liquide (EUR)	171,269	21,796
Air Products & Chemicals	572,063	109,241
Linde	326,759	57,487
		188,524
Specialty Chemicals 7.4%
Croda International (GBP)	698,744	45,906

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Koninklijke DSM (EUR)	352,841	38,490
Quaker Chemical	117,286	23,496
RPM International	860,000	49,914
Sherwin-Williams	109,950	47,357
Symrise (EUR)	296,477	26,727
Umicore (EUR)	377,334	16,794
Victrex (GBP)	505,479	14,239
Wacker Chemie (EUR)	91,613	7,887
		270,810
Total Chemicals		621,778
ENERGY INDUSTRIALS 8.2%

Construction & Engineering 1.0%
Fluor	176,241	6,486
Jacobs Engineering Group	284,300	21,376
KBR	527,600	10,072
		37,934
Construction & Farm Machinery & Heavy Trucks 1.0%
AGCO	184,800	12,853
Toro	340,500	23,440
		36,293
Electrical Components & Equipment 0.6%
Schneider Electric (EUR)	181,089	14,214
SGL Carbon (EUR)(1)	689,577	6,098
		20,312
Industrial Machinery 3.2%
Epiroc, Class B (SEK)(1)	417,991	4,005
Flowserve	243,500	10,992
Pentair	419,500	18,672
Sandvik (SEK)	1,057,033	17,192
Valmont Industries	82,500	10,733
Wartsila (EUR)	1,644,942	26,603
Weir Group (GBP)	284,743	5,787
Xylem	260,600	20,598
		114,582

T. ROWE PRICE NEW ERA FUND

		Shares/Par	$ Value
	(Cost and value in $000s)

	Metal & Glass Containers 2.4%
	Ball	1,246,679	72,133
	Vidrala (EUR)	181,704	15,883
			88,016
	Total Energy Industrials		297,137
	ENERGY SERVICES & PROCESSORS 12.4%

	Oil & Gas Equipment & Services 4.5%
	Aker Solutions (NOK)(1)	1,811,567	9,160
	Baker Hughes	780,400	21,633
Dril	-Quip (1)	317,400	14,553
	Halliburton	755,300	22,130
	Hunting (GBP)	814,010	6,301
	Schlumberger	1,486,250	64,756
	Tenaris (EUR)	1,806,371	25,447
			163,980
	Oil & Gas Refining & Marketing 2.8%
	Marathon Petroleum	585,520	35,043
	Phillips 66	246,400	23,450
	Valero Energy	517,500	43,900
			102,393
	Oil & Gas Storage & Transportation 4.8%
	Enbridge	772,300	28,003
	Koninklijke Vopak (EUR)	500,399	23,968
	Plains GP Holdings, Class A	596,000	14,852
	TransCanada	1,996,100	89,705
	Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
	$489(1)(2)(3)	162	842
	Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
	3/8/18, Cost$11,184 (1)(2)(3)	3,124	16,245
			173,615
	Semiconductors 0.3%
	Versum Materials	218,400	10,988
			10,988
	Total Energy Services & Processors		450,976

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)

EXPLORATION & PRODUCTION 16.3%

Non-U.S. Oil & Gas Exploration & Production 3.0%
Cairn Energy (GBP)(1)	6,776,377	14,282
Encana	2,653,400	19,210
Kelt Exploration (CAD)(1)	1,678,100	6,919
Kosmos Energy	3,622,260	22,567
Lundin Petroleum (SEK)	873,406	29,575
Seven Generations Energy, Class A (CAD)(1)	2,241,853	16,189
		108,742
U.S. Mixed Exploration & Production 1.4%
Cabot Oil & Gas	1,242,100	32,419
WPX Energy (1)	1,329,600	17,431
		49,850
U.S. Oil Exploration & Production 11.9%
Centennial Resource Development, Class A (1)	2,263,320	19,895
Concho Resources	885,620	98,268
ConocoPhillips	406,900	27,156
Continental Resources (1)	740,200	33,139
Diamondback Energy	614,131	62,353
EOG Resources	1,009,772	96,110
Jagged Peak Energy (1)	1,411,224	14,775
Magnolia Oil & Gas (1)	1,362,643	16,352
Pioneer Natural Resources	431,250	65,671
		433,719
Total Exploration & Production		592,311
INTEGRATEDS 16.0%

Integrated Oil & Gas 16.0%
BP (GBP)	12,898,655	93,664
Chevron	481,973	59,369
Equinor (NOK)	968,391	21,227
Exxon Mobil	781,159	63,117
Galp Energia (EUR)	2,695,539	43,193
Occidental Petroleum	1,571,974	104,065
Suncor Energy	753,000	24,420

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TOTAL (EUR)	3,069,637	170,824
Total Integrateds		579,879
METALS & MINING 9.6%

Diversified Metals & Mining 5.7%
Alumina (AUD)	8,934,415	15,386
Antofagasta (GBP)	838,341	10,548
Aurubis (EUR)	193,242	10,366
BHP Group (AUD)	1,250,298	34,175
Boliden (SEK)	1,690,524	48,178
Independence Group (AUD)	5,988,988	20,715
Rio Tinto (GBP)	311,557	18,109
Southern Copper	550,900	21,860
Sumitomo Metal Mining (JPY)	398,500	11,808
Teck Resources, Class B	684,500	15,867
		207,012
Precious Metals & Minerals 3.9%
Barrick Gold (CAD)	1,371,258	18,799
Evolution Mining (AUD)	4,109,015	10,679
Franco-Nevada (CAD)	166,050	12,449
Kirkland Lake Gold (CAD)	948,877	28,857
Northern Star Resources (AUD)	4,140,533	26,305
Osisko Gold Royalties (CAD)	1,050,300	11,797
Saracen Mineral Holdings (AUD)(1)	10,766,856	22,175
SEMAFO (CAD)(1)	3,662,254	10,167
		141,228
Total Metals & Mining		348,240
OTHER 3.3%

Heavy Electrical Equipment 0.1%
Bloom Energy, Class A (1)	152,317	1,968
		1,968
Paper & Forest Products 2.8%
Avery Dennison	200,700	22,679
Interfor (CAD)(1)	829,461	9,733
International Paper	302,600	14,001

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Mondi (GBP)	687,380	15,221
Orora (AUD)	7,408,546	15,725
West Fraser Timber (CAD)	556,800	27,083
		104,442
Research & Consulting Services 0.4%
ALS (AUD)	2,655,576	14,351
		14,351
Total Other		120,761
UTILITIES 8.4%
Electric Utilities 3.8%
American Electric Power	403,200	33,768
Entergy	201,600	19,279
Evergy	316,240	18,358
Eversource Energy	286,536	20,330
NextEra Energy	80,900	15,640
Xcel Energy	561,100	31,539
		138,914
Gas Utilities 1.8%
Atmos Energy	645,140	66,404
		66,404
Multi-Utilities 2.8%
Alliant Energy	376,500	17,744
CMS Energy	207,200	11,508
NiSource	1,520,212	43,569
Sempra Energy	212,115	26,697
		99,518
Total Utilities		304,836
Total Miscellaneous Common Stocks 0.8% (4)		28,794
Total Common Stocks (Cost $2,983,115)		3,458,543

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 2.7%
AGRICULTURE 0.4%
Fertilizers & Agricultural Chemicals 0.4%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $11,372 (1)(2)(3)	615,892	14,355
Total Agriculture		14,355
CHEMICALS 0.3%
Specialty Chemicals 0.3%
International Flavors & Fragrances, 6.00%, 9/15/21	244,813	12,000
Total Chemicals		12,000
UTILITIES 2.0%
Electric Utilities 1.2%
American Electric Power, 6.125%, 3/15/22	216,560	11,014
NextEra Energy, 6.123%, 9/1/19	521,477	32,450
		43,464
Multi-Utilities 0.8%
DTE Energy, 6.50%, 10/1/19	273,900	15,196
Sempra Energy, Series A, 6.00%, 1/15/21	114,698	12,144
		27,340
Total Utilities		70,804
Total Convertible Preferred Stocks (Cost $85,713)		97,159

BANK LOANS 0.3% (5)
EXPLORATION & PRODUCTION 0.3%
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 9.10%, 8/9/22
Acquisition Date: 8/9/17 – 3/1/19, Cost $11,633 (2)(3)	11,780,000	11,662
Total Exploration & Production		11,662
Total Bank Loans (Cost $11,657)		11,662

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 2.49% (6)(7)	45,995,950	45,996
Total Short-Term Investments (Cost $45,996)		45,996

Total Investments in Securities 99.6%
(Cost $3,126,481)		$3,613,360
Other Assets Less Liabilities 0.4%		15,753
Net Assets 100.0%		$3,629,113

‡	Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $43,104 and represents 1.2% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(6)	Seven-day yield
(7)	Affiliated Companies
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

T. ROWE PRICE NEW ERA FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$282
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	282	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$48,438		¤	¤ $	45,996
T. Rowe Price Short-Term
Fund	—		¤	¤	—
					$45,996	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $282 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $45,996.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND
Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE NEW ERA FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market

T. ROWE PRICE NEW ERA FUND

valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,246,719	$1,194,737	$17,087	$3,458,543
Convertible Preferred Stocks	—	82,804	14,355	97,159
Fixed Income Securities[1]	—	—	11,662	11,662
Short-Term Investments	45,996	—	—	45,996
Total	$2,292,715	$1,277,541	$43,104	$3,613,360

1 Includes Bank Loans.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $1,420,000 for the period ended March 31, 2019.

($000s)

	Beginning			Ending
	Balance	Gain (Loss)	Total	Balance
	1/1/19	During Period	Purchases	3/31/19
Investment in Securities
Common Stocks	$17,087	$—	$—	$17,087
Convertible Preferred
Stocks	12,958	1,397	—	14,355
Bank Loans	7,762	29	3,871	11,662

Total	$37,807	$1,426	$3,871	$43,104